Non-controlling interest (Tables)	3 Months Ended
Nov. 30, 2021
Schedule of Changes to the non-controlling interest

Year ended	November 30, 2021	August 31, 2021
Balance at beginning of period/year	$(1,533)	$(254)
Non-controlling interest’s 45% share of Buckreef Gold’s comprehensive loss	(136)	(1,279)
Balance at end of period/year	$(1,669)	$(1,533)

Schedule of summarized financial information

	November 30, 2021	August 31, 2021
Current assets	$1,933	$2,920
Long term assets	34,335	33,535
Current liabilities	(1,747)	(2,908)
Asset retirement obligation	(2,715)	(2,681)
Advances from parent	(36,886)	(33,728)
Comprehensive loss for the period/year	$(301)	$(2,841)